Note 10 - Leases - Maturity of Remaining Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 217
2023	92
2024	77
2025	14
2026 and thereafter	0
Total lease payments	400
Less: Interest	(8)
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 392